SHARE-BASED COMPENSATION (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Dec. 18, 2025	May 22, 2025	Apr. 28, 2025	Sep. 25, 2024	Aug. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 25, 2025	Mar. 31, 2025	Aug. 30, 2025	Jun. 05, 2025
Shares issued for professional services, shares		3,750,000		1,300,000				1,300,000
Shares issued for professional services				$ 85,800		$ 800,000	$ 85,800		$ 85,800
Share price				$ 0.066		$ 0.066			$ 0.066
Share-Based Payment Arrangement, Expense						$ 85,800			$ 85,800
[custom:EmploymentAgreementTerms]					Subsequent annual grants of 100,000 ordinary shares are scheduled to be awarded on January 1 of each year during the employment period, subject to continued employment.
Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expense						275,786
Service Agreements [Member]
Share-Based Payment Arrangement, Expense						800,000
Common Stock [Member]
Shares issued for professional services, shares							1,300,000		1,300,000
Shares issued for professional services							$ 1,300		$ 1,300
Sale of Stock, Price Per Share		$ 4.00									$ 4.00
Common Stock [Member] | Chief Executive Officer [Member]
Shares issued for professional services, shares					100,000
Sale of Stock, Price Per Share										$ 4.00
Common Stock [Member] | Service Agreements [Member]
Shares issued for professional services, shares			200,000
Sale of Stock, Price Per Share			$ 4.00
Common Stock [Member] | Service Agreements [Member] | Subsequent Event [Member]
Shares issued for professional services, shares	350,000